Condensed Financial Information of Synovus Financial Corp. (Parent Company only)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Synovus Financial Corp. (Parent Company only)
Note 18 - Condensed Financial Information of Synovus Financial Corp. (Parent Company only)

Condensed Balance Sheets
	December 31,
(in thousands)	2025	2024
Assets
Cash due from bank subsidiary	$513,948	$859,336
Funds due from other depository institutions	1,340	1,201
Total cash, cash equivalents, and restricted cash	515,288	860,537
Investment in consolidated bank subsidiary, at equity	5,825,212	5,177,551
Investment in consolidated non-bank subsidiaries, at equity	167,172	140,793
Note receivable from bank subsidiary	200,000	200,000
Other assets	51,104	28,106
Total assets	$6,758,776	$6,406,987
Liabilities and Shareholders' Equity
Liabilities:
Long-term debt	$717,055	$1,046,950
Other liabilities	48,554	115,480
Total liabilities	765,609	1,162,430
Shareholders’ equity:
Preferred stock	537,145	537,145
Common stock	172,815	172,186
Additional paid-in capital	4,008,677	3,986,729
Treasury stock	(1,359,054)	(1,216,827)
Accumulated other comprehensive income (loss), net	(628,261)	(970,765)
Retained earnings	3,261,845	2,736,089
Total shareholders’ equity	5,993,167	5,244,557
Total liabilities and shareholders’ equity	$6,758,776	$6,406,987

Condensed Statements of Income
	Years Ended December 31,
(in thousands)	2025	2024	2023
Income
Cash dividends received from subsidiaries	$550,000	$450,000	$435,000
Interest income	8,914	6,175	6,129
Other income (loss)	(93)	167	(101)
Total income	558,821	456,342	441,028
Expense
Interest expense	73,218	49,424	36,849
Other expense	41,090	19,179	12,494
Total expense	114,308	68,603	49,343
Income before income taxes and equity in undistributed income of subsidiaries	444,513	387,739	391,685
Allocated income tax benefit	(33,434)	(13,287)	(10,026)
Income before equity in undistributed income of subsidiaries	477,947	401,026	401,711
Equity in undistributed income (loss) of subsidiaries	314,033	81,434	141,994
Net income	791,980	482,460	543,705
Dividends on preferred stock	45,325	42,903	35,950
Net income available to common shareholders	$746,655	$439,557	$507,755

Condensed Statements of Comprehensive Income
	Years Ended December 31,
	2025	2024	2023
(in thousands)	Net of Tax Amount	Net of Tax Amount	Net of Tax Amount
Net income	$791,980	$482,460	$543,705
Other comprehensive gain (loss) of bank subsidiary	342,504	146,308	325,044
Other comprehensive income (loss)	342,504	146,308	325,044
Comprehensive income (loss)	$1,134,484	$628,768	$868,749

Condensed Statements of Cash Flows
	Years Ended December 31,
(in thousands)	2025	2024	2023
Operating Activities
Net income	$791,980	$482,460	$543,705
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed (income) loss of subsidiaries	(314,033)	(81,434)	(141,994)
Deferred income tax expense (benefit)	(7,777)	1,090	433
Net increase (decrease) in other liabilities	(1,543)	17,071	4,849
Net (increase) decrease in other assets	(3,943)	(355)	(4,676)
Other, net	1,215	1,111	1,616
Net cash provided by (used in) operating activities	465,899	419,943	403,933
Investing Activities
Advance of long-term note receivable due from bank subsidiary	—	(100,000)	—
Increase in other investments	(2,775)	(1,630)	(774)
Net cash provided by (used in) investing activities	(2,775)	(101,630)	(774)
Financing Activities
Dividends paid to common and preferred shareholders	(316,146)	(260,824)	(252,011)
Repurchase of common stock	(142,227)	(272,343)	—
Repayments and redemption of long-term debt	(350,000)	—	(97,033)
Proceeds from issuance of long-term debt, net	—	496,791	—
Net cash provided by (used in) financing activities	(808,373)	(36,376)	(349,044)
Increase (decrease) in cash, cash equivalents, and restricted cash	(345,249)	281,937	54,115
Cash, cash equivalents, and restricted cash at beginning of year	860,537	578,600	524,485
Cash, cash equivalents, and restricted cash at end of year	$515,288	$860,537	$578,600

See accompanying notes to the audited consolidated financial statements.